Investment Contract Liabilities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Investment Contract Liabilities
Note 8  Investment Contract Liabilities
Investment contract liabilities are contractual financial obligations of the Company that do not contain significant insurance risk. Those contracts are subsequently measured either at FVTPL or at amortized cost.
(a) Investment contract liabilities designated as FVTPL
Investment contract liabilities measured at fair value are designated as FVTPL on initial recognition and include certain investment savings and pension products. The Company does not have any investment contract liabilities that are mandatorily measured at FVTPL.
The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2023	2022

Balance, excluding those for account of segregated fund holders, January 1	$798	$825
New contracts	48	79
Changes in market conditions	47	(56)
Redemptions, surrenders and maturities	(122)	(99)
Impact of changes in foreign exchange rates	(22)	49
Balance, excluding those for account of segregated fund holders, December 31	749	798
Investment contract liabilities for account of segregated fund holders	263,401	238,346
Balance, December 31	$264,150	$239,144
The amount due to contract holders is
contractually
determined based on specified assets and therefore, the fair value of the liabilities are subject to asset specific performance risk but not the Company’s own credit risk, being fully collateralized. The Company has determined that any residual credit risk is insignificant and has not had any significant impact on the fair value of the liabilities.
(b) Investment contract liabilities measured at amortized cost
Investment contract liabilities measured at amortized cost primarily include fixed annuity products that provide guaranteed income payments for a contractually determined period and are not contingent on survivorship.
The following table presents carrying and fair values of investment contract liabilities measured at amortized cost, by reporting segment.

	2023		2022
As at December 31,	Amortized cost, gross of reinsurance ceded (1)	Fair value	Amortized cost, gross of reinsurance ceded (1)	Fair value
Asia	$451	$438	$636	$607
Canada	7,642	7,534	6,699	6,474
U.S.	1,381	1,440	1,535	1,571
GWAM	1,593	1,582	411	382
Investment contract liabilities	$11,067	$10,994	$9,281	$9,034

(1)
As at December 31, 2023, investment contract liabilities with carrying value and fair value of $27 and $27, respectively (2022 – $38 and $38, respectively), were reinsured by the Company. The net carrying value and fair value of investment contract liabilities were $11,040 and $10,967 (2022 – $9,243 and $8,996, respectively
).

The changes in investment contract liabilities measured at amortized cost resulted from the following business activities.

For the years ended December 31,	2023	2022
Balance, January 1	$9,281	$9,239
Policy deposits	3,365	1,634
Interest	218	150
Withdrawals	(1,629)	(1,882)
Fees	1	–
Impact of changes in foreign exchange rates	(108)	81
Other	(61)	59
Balance, December 31	$11,067	$9,281
Carrying value reflects amortization at rates that exactly discount the projected cash flows to the net carrying amount of the liabilities at the dates of issue.
Fair value is determined by projecting cash flows according to the contract terms and discounting the cash flows at current market rates adjusted for the Company’s own credit standing. As at December 31, 2023 and 2022, fair value of all investment contract liabilities was determined using Level 2 valuation techniques.
(c) Investment contracts contractual obligations
As at December 31, 2023 and 2022, the Company’s contractual obligations and commitments relating to these investment contracts are as follows.
Investment contract liabilities
(1)

As at December 31, Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total

2023	$268,537	$2,978	$1,408	$3,488	$276,411
2022	241,301	2,749	1,789	3,932	249,771

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.